Annual Total Returns (Vanguard Market Neutral Fund - Institutional Shares Institutional) (Vanguard Market Neutral Fund, Vanguard Market Neutral Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Institutional Shares
Annual Total Return
2013	8.66%
2012	(1.39%)
2011	7.94%
2010	(0.93%)
2009	(11.31%)
2008	(8.27%)
2007	13.17%
2006	6.75%
2005	10.05%
2004	4.19%